Lease Transactions (Profit or Loss of Lease Transactions as a Lessor) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Sales type and direct financing leases:
Finance income on net investment	¥ 127,724	¥ 116,430	¥ 122,810
Operating leases:
Lease income	6,978	4,202	3,663
Total	¥ 134,702	¥ 120,632	¥ 126,473